Revenues (Tables)	12 Months Ended
Mar. 31, 2021
Revenues
Schedule of revenue by category

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Cord blood processing fees	592,123	759,493	653,756	99,782
Cord blood storage fees	385,781	451,670	492,884	75,229
Fees derived from the provision of donated cord blood for transplantation and research and others	8,850	10,297	12,999	1,984
Total revenues	986,754	1,221,460	1,159,639	176,995